Other Gains/(losses) - net	12 Months Ended
Dec. 31, 2022
Other gains/(losses) - net [abstract]
Other gains(losses) - net
8	Other gains/(losses) – net

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Net (losses) / gains on disposal of property, plant and equipment and other long-term assets	(1,212)	48,671	(26,767)
Gains from structured deposits (note a)	114,283	97,921	11,124
Net losses on foreign exchange option contracts	(376)	(151)	—
Net gains on foreign exchange forward contracts	—	—	7,583
Net gains/(losses) on commodity swaps contracts not qualified for hedging accounting	—	18,997	(35,434)
Losses from disposal of a subsidiary	—	—	—
Impairment losses for investment in an associate	—	(28,392)	—
Net foreign exchange gains / (losses)	12,248	(1,861)	21,969
Losses on sale of FVOCI	(9,513)	(4,685)	(3,148)
Gains from entrusted loan receivables	—	—	2,704
Net losses on disposal of inventories	—	(19)	(819)

	115,430	130,481	(22,788)

(a)	Gains from structured deposits
Structured deposits are financial products issued by banks, return of which are linked to the performance of the embedded index, like foreign exchange rate, interest rate and etc..

(b)	The effect of “6.18” No.1 ethylene glycol plant explosion accident
On 18 June 2022, a fire broke out in No.1 ethylene glycol plant of the intermediate petrochemicals segment of the Company, causing a fire on surrounding individual pipelines. Net losses due to the fire, including writing off of damaged fixed assets and inventories in the amount of RMB7,676 thousand and RMB819 thousand respectively, have been recorded in Other

gains/(losses)

- net, and compensation to casualties in the amount of RMB
1,010
 thousand have been recorded in other operating expenses (2020 and 2021:
Nil).